DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2018
Disclosure of financial liabilities [abstract]
Schedule of fair value of the derivative warrant liabilities on initial recognition and reporting/remeasurement dates
	September 30, 2018	September 30, 2017	November 18, 2016

Risk-free interest rate	3.06%	1.78%	1.32%
Expected life	4.29 years	3.67 years	7.00 years
Expected annualized volatility	68.0%	74.2%	75.4%
Dividend	-	-	-

Schedule of changes to derivative liabilities
Total

Balance, September 30, 2016	$7,309,467
Derivative liability on issuance of warrants	167,022
Change in fair value	(7,305,746)

Balance, September 30, 2017	$170,743
Change in fair value	(151,095)

Balance, September 30, 2018	$19,648

Derivatives with expected life of less than one year	$-
Derivatives with expected life greater than one year	$19,648